TAX (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
TAX
Pre-tax profit - IFRS	£ 1,056	£ 1,075
Pre-tax profit - Adjusting items	189	39
Pre-tax profit - Adjusted	1,245	1,114
Tax - IFRS	(286)	(262)
Tax - Adjusting items	(36)	(10)
Tax - Adjusted	£ (322)	£ (272)
Tax rate - IFRS	27.10%	24.40%
Tax rate - Adjusted	25.90%	24.40%